Subsequent Events (Details Narrative) - USD ($)																													6 Months Ended	11 Months Ended	12 Months Ended
	Aug. 25, 2017	Aug. 21, 2017	Aug. 11, 2017	Aug. 03, 2017	Jul. 31, 2017	Jul. 25, 2017	Jul. 21, 2017	Jul. 20, 2017	Jul. 12, 2017	Jul. 06, 2017	Jul. 05, 2017	Jun. 24, 2017	May 19, 2017	Mar. 24, 2017	Mar. 24, 2017	Mar. 16, 2017	Mar. 14, 2017	Mar. 14, 2017	Mar. 13, 2017	Mar. 09, 2017	Mar. 09, 2017	Mar. 07, 2017	Feb. 10, 2017	Jan. 17, 2017	Oct. 25, 2015	Aug. 05, 2015	Aug. 05, 2015	Jul. 27, 2015	Jun. 30, 2017	Dec. 31, 2015	Dec. 31, 2016
Subsequent Event [Line Items]
Value of share issued																														$ 980
Shares issued per share (is dollrs per share)																													$ 0.0001		$ 0.0001
Value of share issued for services																														12,501	$ 126,388
Value of convertible notes																													$ 652,065
Number of convertible notes																													1,038,107
Convertible Notes [Member]
Subsequent Event [Line Items]
Value of convertible notes																													$ 615,073
Number of convertible notes																													1,024,696
Total value of conversion price																													$ 633,922
Convertible Notes [Member] | Minimum [Member]
Subsequent Event [Line Items]
Conversion price																													$ 0.61
Convertible Notes [Member] | Maximum [Member]
Subsequent Event [Line Items]
Conversion price																													$ 0.76
Common Stock [Member]
Subsequent Event [Line Items]
Value of share issued																														$ 980
Number of share issued																														9,800,000	1,263,888
Shares issued per share (is dollrs per share)																															$ 0.0001
Value of share issued for services																														$ 13	$ 126
Number of share issued for services																														125,000	1,263,888
Common Stock [Member] | Investor [Member]
Subsequent Event [Line Items]
Value of share issued												$ 10,000	$ 14,000		$ 65,000	$ 40,000	$ 3,632	$ 3,631.64	$ 10,000	$ 25,000		$ 12,960	$ 2,004	$ 8,477		$ 5,000
Number of share issued												16,000	28,000		185,714	114,286	7,263	7,263	45,750	83,333		48,000	4,008	16,954	125,000	50,000
Issuance price (In dollares per share)												$ 0.63	$ 0.50	$ 0.35	$ 0.35	$ 0.35	$ 0.50	$ 0.50	$ 0.26	$ 0.30	$ 0.30	$ 0.27	$ 0.50	$ 0.50		$ 0.10	$ 0.10
Shares issued per share (is dollrs per share)												$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	0.0001	$ 0.0001
Common Stock [Member] | Investor [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Value of share issued	$ 12,790	$ 8,960	$ 15,000	$ 5,000	$ 5,000	$ 7,500		$ 26,000	$ 10,000	$ 6,500
Number of share issued	17,053	11,947	20,000	6,667	6,667	10,000		36,667	13,334	8,667
Issuance price (In dollares per share)	$ 0.75	$ 0.75	$ 0.75	$ 0.75	$ 0.75	$ 0.75		$ 0.71	$ 0.75	$ 0.75
Shares issued per share (is dollrs per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001		0.0001	$ 0.0001	$ 0.0001
Common Stock [Member] | Investor [Member]
Subsequent Event [Line Items]
Value of share issued														$ 891	$ 890.83					$ 2,040	$ 2,040						$ 5,000
Number of share issued														1,782	1,782					7,555	7,555						50,000
Issuance price (In dollares per share)														$ 0.50	$ 0.50					$ 0.27	$ 0.27					0.10	$ 0.10
Shares issued per share (is dollrs per share)														$ 0.0001	$ 0.0001					$ 0.0001	$ 0.0001					$ 0.0001	$ 0.0001
Common Stock [Member] | Investor [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Value of share issued					$ 10,000					$ 20,000
Number of share issued					13,334					26,667
Issuance price (In dollares per share)					$ 0.75					$ 0.75
Shares issued per share (is dollrs per share)					$ 0.0001					$ 0.0001
Common Stock [Member] | Jennifer Dyer [Member]
Subsequent Event [Line Items]
Shares issued per share (is dollrs per share)																												$ 0.0001
Value of share issued for services																												$ 5,880,000
Common Stock [Member] | Jennifer Dyer [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Shares issued per share (is dollrs per share)											$ 0.0001
Number of share issued for services											200,000
Common Stock [Member] | Mario A Beckles [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Issuance price (In dollares per share)								0.75
Shares issued per share (is dollrs per share)								$ 0.0001
Number of share issued for services								25,000
Common Stock [Member] | Al Thomas [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Shares issued per share (is dollrs per share)							$ 0.0001
Number of share issued for services							59,193